COLUMBIA ACORN TRUST

(the “Registrant”)

1933 Act Registration No. 002-34223

1940 Act Registration No. 811-01829

71 S. Wacker Drive, Suite 2500

Chicago, IL 60606

February 14, 2023

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), the Registrant certifies that:

a.

the form of statement of additional information dated February 10, 2023, relating to the issuance of shares of the Registrant in connection with the reorganization of Columbia Acorn USA into Columbia Acorn Fund, each a series of the Registrant, that would have been filed under paragraph (b) of Rule 497 under the Securities Act would not have differed from that contained in the most recent pre-effective amendment to the Registrant’s registration statement on Form N-14; and

b.

the text of the most recent pre-effective amendment to the Registrant’s registration statement on Form N-14 was filed with the Commission via EDGAR on February 9, 2023 (File No. 333-269553) and became effective on February 10, 2023 (Accession No. 9999999995-23-000381).

Very truly yours,

By:	/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Assistant Secretary